Columbia Variable Portfolio – Select Mid Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 4.3%
Entertainment 2.4%
Take-Two Interactive Software, Inc.(a)	26,532	5,498,757
Media 1.9%
Nexstar Media Group, Inc., Class A	24,923	4,466,700
Total Communication Services		9,965,457
Consumer Discretionary 9.3%
Hotels, Restaurants & Leisure 1.8%
Hyatt Hotels Corp., Class A	34,775	4,259,937
Household Durables 1.6%
D.R. Horton, Inc.	30,050	3,820,257
Leisure Products 2.0%
Hasbro, Inc.	75,154	4,621,219
Specialty Retail 3.9%
Burlington Stores, Inc.(a)	15,714	3,745,118
O’Reilly Automotive, Inc.(a)	3,664	5,248,973
Total		8,994,091
Total Consumer Discretionary		21,695,504
Consumer Staples 4.9%
Consumer Staples Distribution & Retail 3.0%
Dollar Tree, Inc.(a)	25,424	1,908,580
U.S. Foods Holding Corp.(a)	79,928	5,232,087
Total		7,140,667
Food Products 1.9%
Tyson Foods, Inc., Class A	68,273	4,356,500
Total Consumer Staples		11,497,167
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Devon Energy Corp.	127,813	4,780,206
Marathon Petroleum Corp.	41,829	6,094,067
Total		10,874,273
Total Energy		10,874,273
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.3%
Banks 4.2%
Popular, Inc.	56,727	5,239,873
Regions Financial Corp.	212,767	4,623,427
Total		9,863,300
Capital Markets 1.7%
Carlyle Group, Inc. (The)	92,079	4,013,724
Consumer Finance 2.4%
Discover Financial Services	33,300	5,684,310
Financial Services 4.1%
Global Payments, Inc.	48,883	4,786,623
Voya Financial, Inc.	69,001	4,675,508
Total		9,462,131
Insurance 6.9%
Hanover Insurance Group, Inc. (The)	34,459	5,994,143
Kemper Corp.	72,425	4,841,611
Reinsurance Group of America, Inc.	27,313	5,377,930
Total		16,213,684
Total Financials		45,237,149
Health Care 8.6%
Health Care Equipment & Supplies 2.4%
Zimmer Biomet Holdings, Inc.	48,703	5,512,206
Health Care Providers & Services 4.8%
Centene Corp.(a)	58,940	3,578,247
Humana, Inc.	7,183	1,900,622
Quest Diagnostics, Inc.	34,276	5,799,499
Total		11,278,368
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	28,709	3,358,379
Total Health Care		20,148,953
Industrials 15.1%
Building Products 2.3%
Trane Technologies PLC	15,632	5,266,733
Electrical Equipment 2.6%
AMETEK, Inc.	35,855	6,172,080

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.0%
Ingersoll Rand, Inc.	72,210	5,778,966
ITT, Inc.	46,368	5,988,891
Total		11,767,857
Passenger Airlines 2.7%
Southwest Airlines Co.	187,601	6,299,642
Professional Services 2.5%
CACI International, Inc., Class A(a)	15,661	5,746,334
Total Industrials		35,252,646
Information Technology 7.9%
Communications Equipment 1.9%
Motorola Solutions, Inc.	10,372	4,540,965
Electronic Equipment, Instruments & Components 2.7%
Corning, Inc.	139,091	6,367,586
Semiconductors & Semiconductor Equipment 3.3%
Marvell Technology, Inc.	34,286	2,110,989
ON Semiconductor Corp.(a)	79,413	3,231,315
Teradyne, Inc.	27,721	2,289,755
Total		7,632,059
Total Information Technology		18,540,610
Materials 5.9%
Chemicals 2.2%
Chemours Co. LLC (The)	191,760	2,594,513
FMC Corp.	57,888	2,442,295
Total		5,036,808
Metals & Mining 3.7%
ATI, Inc.(a)	89,281	4,645,290
Freeport-McMoRan, Inc.	107,557	4,072,108
Total		8,717,398
Total Materials		13,754,206
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 10.0%
Health Care REITs 3.3%
Welltower, Inc.	50,103	7,676,280
Industrial REITs 2.4%
First Industrial Realty Trust, Inc.	102,658	5,539,426
Specialized REITs 4.3%
Gaming and Leisure Properties, Inc.	103,311	5,258,530
Lamar Advertising Co., Class A	43,480	4,947,154
Total		10,205,684
Total Real Estate		23,421,390
Utilities 7.8%
Electric Utilities 4.9%
Entergy Corp.	87,840	7,509,442
PG&E Corp.	234,968	4,036,750
Total		11,546,192
Multi-Utilities 2.9%
Ameren Corp.	66,760	6,702,704
Total Utilities		18,248,896
Total Common Stocks (Cost $173,399,152)		228,636,251

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	5,562,077	5,560,964
Total Money Market Funds (Cost $5,561,119)		5,560,964
Total Investments in Securities (Cost: $178,960,271)		234,197,215
Other Assets & Liabilities, Net		(123,344)
Net Assets		234,073,871
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	4,225,866	5,959,938	(4,624,725)	(115)	5,560,964	1	49,653	5,562,077
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

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1QT7021_12_D01_(05/25)